Disclosure of detailed information about cash used in acquisition (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 26, 2016	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Acquisition of Fluorinov, net of cash acquired		$ 0	$ 9,575
Aquisition of Fluorinov [Member]
Statement [Line Items]
Cash consideration	$ 9,866
Less cash acquired	291
Acquisition of Fluorinov, net of cash acquired	$ 9,575